Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income (loss)	$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts		(86,314)	112,898	183,333
Depreciation and amortization	85,013	3,888	56,435	11,284
Loss on disposal of assets	289,638
Amortization of deferred debt discount	317,702		156,250	102,500
Amortization of deferred financing costs	34,917		(17,458)
Induced conversion expense				(299,577)
Write down of loan receivable to realizable value			50,000
Write down of obsolete and slow moving inventory	70,657		1,834,619
Stock-based compensation	364,576	610,414	1,766,579	135,239
Deferred income tax benefit		(754,249)	(4,800,332)	236,709
Change in fair value of derivative expense	37,965
Utilization of net operating loss carryforward				(346,783)
Changes in operating assets and liabilities:
Due from merchant credit card processors	(35,083)	85,694	94,006	838,002
Accounts receivable	117,115	22,443	1,450,231	(1,250,034)
Prepaid expenses and vendor deposits	164,917	(40,945)	536,937	(735,180)
Inventories	423,635	(924,169)	(561,604)	(1,651,891)
Other assets	(771)	(25,000)	(26,076)	(53,284)
Accounts payable	(140,092)	293,700	796,627	(2,085,087)
Accrued expenses	191,384	131,280	554,749	70,212
Customer deposits	(89,882)	(27,396)	(41,640)	(295,429)
Income taxes		(1,701)	(2,715)	53,622
NET CASH USED IN OPERATING ACTIVITIES	(2,149,505)	(2,165,114)	(6,290,997)	(4,120,152)
INVESTING ACTIVITIES:
Cash received in connection with the Merger	136,468
Loan receivable	467,095		(517,095)
Purchases of property and equipment	(67,492)	(4,795)	(560,410)	(14,779)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:	536,071	(4,795)	(1,077,505)	(14,779)
FINANCING ACTIVITIES
Proceeds from private placement of common stock and warrants, net of offering costs	2,941,960	(109,104)
Proceeds from sale of common stock, net of offering costs			(109,104)	9,125,103
Proceeds from senior convertible notes payable to related parties			1,250,000	425,000
Proceeds from senior convertible notes payable				500,000
Deferred financing costs			(139,667)
Principal repayments of senior note payable to stockholder				(70,513)
Proceeds from term loans payable	350,000		1,000,000	750,000
Principal repayments of term loans payable	(226,273)	(181,731)	(728,847)	(271,153)
Principal repayments of capital lease obligations	(12,248)		(7,901)
Proceeds from factoring facility			0	407,888
Principal repayments of factoring facility				(407,888)
Proceeds from exercise of stock options			5,000	70,300
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,043,439	(290,835)	1,269,481	10,528,737
INCREASE (DECREASE) IN CASH	1,440,005	(2,460,744)	(6,009,021)	6,393,806
CASH - BEGINNING OF YEAR	471,194	6,570,215	6,570,215	176,409
CASH - END OF YEAR	1,911,199	4,109,471	471,194	6,570,215
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	30,351	29,077	103,068	297,508
Cash paid for income taxes	2,791	3,550	3,550	13,770
Purchase Price Allocation in connection with the Merger:
Cash	136,468
Accounts receivable	81,256
Merchant credit card processor receivable	201,141
Prepaid expense and other current assets	28,021
Inventory	981,558
Property and equipment	206,668
Accounts payable and accrued expenses	(779,782)
Derivative liabilities	(49,638)
Notes payable, net of debt discount of 54,623	(512,377)
Notes payable - related party	(1,000,000)
Net assets acquired	(706,685)
Value of common stock issued	17,028,399
Excess liabilities over assets assumed	706,685
Total consideration	17,735,084
Total excess consideration over net assets acquired	17,735,084
Amount allocated to goodwill	15,654,484
Amount allocated to identifiable intangible assets	2,080,600
Remaining unallocated consideration
Issuance of common stock in connection with conversion of notes payable				1,704,487
Cashless exercise of common stock purchase warrants			143
Recognition of deferred debt discount on convertible notes payable			1,250,000	98,970
Purchase of equipment through capital lease obligation			$ 179,359